Label	Element	Value
American Customer Satisfaction Core Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock	American Customer Satisfaction Core Alpha ETF (the “Fund”) March 1, 2017 Supplement to the Summary Prospectus dated October 31, 2016 and Prospectus dated October 26, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	American Customer Satisfaction Core Alpha ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective with the next rebalance and reconstitution of the Fund’s underlying index, the following information supplements the section entitled “Principal Investment Strategies — American Customer Satisfaction Investable Index” on pages 2–3 of the Summary Prospectus and Prospectus:

The Index Company in each industry with the highest ACSI Score will receive an additional weight allocation of 0.50%. This additional allocation is taken equally from the other Index Companies in the sector applicable to the industry, subject to a minimum weight allocation of 0.02% for each Index Company.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.